Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Payment [Abstract]
Schedule of RSUs to services providers and advisers outstanding
	Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	87,833	0.37
Granted	29,400	10.84
Exercised	(2,721)	0.37
Forfeited	-	-
Outstanding as of December 31, 2022	114,512	3.058
Exercisable options	82,257	0.71

	Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	448,120	0.37
Exercised	4,309	0.37
Forfeited	(57,551)	0.37
Outstanding as of December 31, 2022	386,260	0.37
Exercisable options	342,757	0.37

	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	165,987	0.37
Reclassified to employees and directors	(71,260)	0.37
Granted	16,326	0.37
Exercised	(20,086)	0.37
Forfeited	(3,134)	0.37
Outstanding as of December 31, 2021	87,833	0.37
Exercisable options	62,715	0.37

	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	296,038	0.37
Reclassified to employees and directors	71,260	0.37
Granted	95,238	0.37
Exercised	(4,544)	0.37
Forfeited	(9,872)	0.37
Outstanding as of December 31, 2021	448,120	0.37
Exercisable options	347,069	0.37

Schedule of RSUs to services providers and advisers outstanding
Number of RSUs
Outstanding at beginning of year	10,000
Granted	22,500
Vested	(14,234)
Outstanding as of December 31, 2022	18,266
Vested as of December 31, 2022	14,234

Number of RSUs
Outstanding at beginning of year	2,002,587
Granted	1,016,854
Forfeited	(65,626)
Vested	(1,225,973)
Outstanding as of December 31, 2022	1,727,842
Vested as of December 31, 2022	1,881,574

Number of RSUs
Outstanding at beginning of year	-
Granted	10,000
Outstanding as of December 31, 2021	10,000
Exercisable RSUs	-

Number of RSUs
Outstanding at beginning of year	-
Granted	2,658,188
Vested	(655,601)
Outstanding as of December 31, 2021	2,002,587